Bank Borrowings - Schedule of Remaining Contractual Maturities of the Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Remaining Contractual Maturities of the Bank Borrowings [Abstract]
2025	$ 2,162,215
2026	401,167
2027	401,167
2028	401,167
2029 and after	3,309,631
Total repayments of bank loans	6,675,347
Less: imputed interest	(1,497,344)
Balance recognized as at December 31, 2024	$ 5,178,003	$ 5,772,289